Share-Based Compensation - Schedule of Award Activity (Details)				6 Months Ended
	Apr. 30, 2025 JPY (¥) ¥ / shares shares	Apr. 30, 2025 USD ($) $ / shares shares	Apr. 30, 2024 JPY (¥) ¥ / shares shares	Oct. 31, 2025 JPY (¥) ¥ / shares shares	Oct. 31, 2025 USD ($) $ / shares shares	Oct. 31, 2024 JPY (¥) ¥ / shares shares	Oct. 31, 2025 USD ($) $ / shares shares
2019 Plan Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Granted
Weighted- average exercise price, Granted (in Yen per share and Dollars per share) | (per share)
Number of options,Forfeited / Cancelled				(15,000)	(15,000)
Weighted- average exercise price, Forfeited / Cancelled (in Yen per share and Dollars per share) | (per share)
Number of options, Outstanding	1,020,000	1,020,000	1,020,000	1,005,000	1,005,000	1,020,000
Weighted- average exercise price, Outstanding (in Yen per share and Dollars per share) | (per share)	¥ 2	$ 0.01	¥ 2	¥ 2	$ 0.01	¥ 2
Weighted- average remaining contractual term, Outstanding	3 years 9 months 18 days	3 years 9 months 18 days	4 years 9 months 18 days	3 years 3 months 18 days	3 years 3 months 18 days	4 years 3 months 18 days
Aggregate intrinsic Value, Outstanding (in Yen and Dollars)	¥ 52.5	$ 0.3	¥ 121.4	¥ 132.6	$ 0.9	¥ 69.1
Number of options, Vested				1,005,000	1,005,000	1,020,000
Weighted- average exercise price, Vested (in Yen per share and Dollars per share) | (per share)				¥ 2	$ 0.01	¥ 2
Weighted- average remaining contractual term, Vested				3 years 3 months 18 days	3 years 3 months 18 days	4 years 3 months 18 days
Aggregate intrinsic Value, Vested (in Yen and Dollars)				¥ 132.6	$ 0.9	¥ 69.1
Number of options, Exercisable				1,005,000		1,020,000	1,005,000
Weighted- average exercise price, Exercisable (in Yen per share and Dollars per share) | (per share)				¥ 2		¥ 2	$ 0.01
Weighted- average remaining contractual term, Exercisable				3 years 3 months 18 days	3 years 3 months 18 days	4 years 3 months 18 days
Aggregate intrinsic Value, Exercisable (in Yen and Dollars)				¥ 132.6		¥ 69.1	$ 0.9
2019 Trust-Type Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Granted
Weighted- average exercise price, Granted (in Yen per share and Dollars per share) | (per share)
Number of options,Forfeited / Cancelled						(1,960,000)
Weighted- average exercise price, Forfeited / Cancelled (in Yen per share and Dollars per share) | (per share)						¥ 50
Number of options, Exercised
Weighted- average exercise price,Exercised (in Yen per share and Dollars per share) | (per share)
Number of options, Outstanding			1,960,000
Weighted- average exercise price, Outstanding (in Yen per share and Dollars per share) | (per share)			¥ 50
Weighted- average remaining contractual term, Outstanding			5 years 2 months 12 days
Aggregate intrinsic Value, Outstanding (in Yen and Dollars)			¥ 73.4
Number of options, Vested
Weighted- average exercise price, Vested (in Yen per share and Dollars per share) | (per share)
Number of options, Exercisable
Weighted- average exercise price, Exercisable (in Yen per share and Dollars per share) | (per share)